SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 46.1%

Communication Services — 1.9%
AT&T
3.531%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	$700	$705
Comcast
3.300%, 10/01/2020	1,730	1,744
2.922%, VAR ICE LIBOR USD 3 Month+0.330%, 10/01/2020	600	601
Discovery Communications LLC
3.343%, VAR ICE LIBOR USD 3 Month+0.710%, 09/20/2019	490	491
2.200%, 09/20/2019	150	149
Fox
3.666%, 01/25/2022 (A)	85	87
Verizon Communications
3.054%, VAR ICE LIBOR USD 3 Month+0.370%, 08/15/2019	1,820	1,822
Viacom
4.500%, 03/01/2021	205	210

		5,809

Consumer Discretionary — 2.4%
Daimler Finance North America LLC
3.338%, VAR ICE LIBOR USD 3 Month+0.740%, 07/05/2019 (A)	1,345	1,347
1.500%, 07/05/2019 (A)	750	748
Dollar Tree
3.288%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	660	660
eBay
3.453%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	800	803
General Motors
3.539%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	600	600
General Motors Financial
3.527%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	450	452
3.442%, VAR ICE LIBOR USD 3 Month+0.850%, 04/09/2021	525	524
Hyundai Capital America
3.529%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	450	450
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	300	299
Marriott International
3.245%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	375	376
3.226%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	525	527

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nissan Motor Acceptance MTN
2.987%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	$500	$498

		7,284

Consumer Staples — 2.4%
Conagra Brands
3.800%, 10/22/2021	325	332
3.342%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	750	750
Constellation Brands
2.000%, 11/07/2019	525	523
Kraft Heinz Foods
3.517%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	550	550
Kroger MTN
1.500%, 09/30/2019	800	796
Molson Coors Brewing
1.450%, 07/15/2019	775	773
Mondelez International Holdings Netherlands BV
3.192%, VAR ICE LIBOR USD 3 Month+0.610%, 10/28/2019 (A)	1,905	1,908
Philip Morris International
3.061%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	1,655	1,658

		7,290

Energy — 1.5%
Andeavor Logistics
5.500%, 10/15/2019	250	252
Panhandle Eastern Pipe Line
8.125%, 06/01/2019	371	372
Petroleos Mexicanos
6.375%, 02/04/2021	550	569
Phillips 66
3.347%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	620	620
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	1,580	1,570
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	375	372
Shell International Finance BV
1.375%, 05/10/2019	800	800

		4,555

Financials — 27.2%
ABN AMRO Bank MTN
3.209%, VAR ICE LIBOR USD 3 Month+0.570%, 08/27/2021 (A)	750	753

SEI Daily Income Trust / Quarterly Report / April 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AIG Global Funding
3.080%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	$775	$777
AIG Global Funding MTN
1.950%, 10/18/2019 (A)	1,285	1,280
Alimentation Couche-Tard
3.108%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	1,070	1,070
American Express
3.208%, VAR ICE LIBOR USD 3 Month+0.525%, 05/17/2021	450	452
American Express Credit MTN
2.200%, 03/03/2020	1,560	1,553
Assurant
3.860%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	465	465
Athene Global Funding
3.732%, VAR ICE LIBOR USD 3 Month+1.140%, 04/20/2020 (A)	650	654
Bank of America MTN
5.625%, 07/01/2020	2,065	2,134
3.772%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	633
3.752%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	400	405
Bank of Montreal MTN
3.051%, VAR ICE LIBOR USD 3 Month+0.440%, 06/15/2020	1,535	1,541
Bank of Nova Scotia
3.247%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	375	377
BAT Capital
3.283%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020	1,600	1,598
BB&T MTN
3.181%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	400	402
BPCE MTN
3.883%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	250	252
Branch Banking & Trust
3.047%, VAR ICE LIBOR USD 3 Month+0.450%, 01/15/2020	855	856
1.450%, 05/10/2019	590	590
Canadian Imperial Bank of Commerce
2.891%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	1,500	1,501
2.100%, 10/05/2020	1,075	1,067
Capital One
3.733%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	500	505

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.373%, VAR ICE LIBOR USD 3 Month+0.765%, 09/13/2019	$500	$501
Capital One Financial
3.458%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	1,770	1,779
Charles Schwab
2.961%, VAR ICE LIBOR USD 3 Month+0.320%, 05/21/2021	360	360
Citibank
3.097%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	375	376
3.048%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	2,200	2,202
Citigroup
2.650%, 10/26/2020	385	384
Citizens Bank
3.456%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	550	552
3.413%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	550	552
3.216%, VAR ICE LIBOR USD 3 Month+0.570%, 05/26/2020	700	701
3.155%, VAR ICE LIBOR USD 3 Month+0.540%, 03/02/2020	550	551
Commonwealth Bank of Australia
3.379%, VAR ICE LIBOR USD 3 Month+0.640%, 11/07/2019 (A)	750	752
Compass Bank
3.331%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	500	498
Cooperatieve Rabobank
3.414%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	800	809
Cooperatieve Rabobank UA
3.016%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	750	752
Credit Agricole MTN
3.571%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	950	957
Danske Bank
5.000%, 01/12/2022 (A)	570	586
3.188%, VAR ICE LIBOR USD 3 Month+0.580%, 09/06/2019 (A)	600	600
Danske Bank MTN
3.125%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	500	498
Deutsche Bank MTN
2.850%, 05/10/2019	225	225
Deutsche Bank NY
3.567%, VAR ICE LIBOR USD 3 Month+0.970%, 07/13/2020	550	549

2	SEI Daily Income Trust / Quarterly Report / April 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DNB Bank
2.970%, VAR ICE LIBOR USD 3 Month+0.370%, 10/02/2020 (A)	$550	$551
European Investment Bank
2.804%, VAR United States Secured Overnight Financing Rate+0.320%, 10/08/2021	1,980	1,979
Fifth Third Bank
3.199%, VAR ICE LIBOR USD 3 Month+0.590%, 09/27/2019	1,625	1,628
2.833%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	400	400
Ford Motor Credit LLC
3.867%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	350	345
1.897%, 08/12/2019	350	349
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	1,450	1,459
Goldman Sachs Group
3.854%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	525	529
3.696%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	757
HSBC Holdings PLC
3.283%, VAR ICE LIBOR USD 3 Month+0.600%, 05/18/2021	640	641
3.247%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	450	451
Huntington National Bank
3.111%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	650	652
ING Bank
3.282%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	300	301
ING Groep
3.751%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	400	405
Inter-American Development Bank MTN
2.797%, VAR ICE LIBOR USD 3 Month+0.200%, 07/15/2021	1,685	1,691
International Bank for Reconstruction & Development
2.700%, VAR United States Secured Overnight Financing Rate+0.220%, 08/21/2020	2,675	2,675
Intesa Sanpaolo NY
3.218%, VAR ICE LIBOR USD 3 Month+0.630%, 07/17/2019	300	300
Jackson National Life Global Funding
3.339%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	375	378

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.081%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	$1,745	$1,751
JPMorgan Chase
4.400%, 07/22/2020	1,370	1,398
3.547%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	500	503
3.151%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	550	551
KeyBank
3.473%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	750	756
3.239%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	1,550	1,556
KeyCorp MTN
2.900%, 09/15/2020	690	692
Manufacturers & Traders Trust
3.304%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	450	450
2.850%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,000	998
Marsh & McLennan
3.500%, 12/29/2020	115	116
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	795	792
Morgan Stanley
3.772%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	475	480
MUFG Union Bank
3.207%, VAR ICE LIBOR USD 3 Month+0.600%, 03/07/2022	950	950
National Bank of Canada MTN
3.157%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	1,875	1,883
New York Life Global Funding
2.971%, VAR ICE LIBOR USD 3 Month+0.390%, 10/24/2019 (A)	600	601
2.752%, VAR ICE LIBOR USD 3 Month+0.160%, 10/01/2020 (A)	600	600
Penske Truck Leasing Lp
3.650%, 07/29/2021 (A)	400	405
PNC Bank
3.043%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	500	501
2.842%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	1,050	1,051
1.450%, 07/29/2019	350	349
Reckitt Benckiser Treasury Services PLC
3.162%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	550	547
Regions Bank
3.188%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	450	449

SEI Daily Income Trust / Quarterly Report / April 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada
2.100%, 10/14/2020	$985	$978
Royal Bank of Canada MTN
2.973%, VAR ICE LIBOR USD 3 Month+0.390%, 04/30/2021	580	582
Santander UK PLC
3.246%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	525	526
Standard Chartered PLC
3.742%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)	525	525
Sumitomo Mitsui Banking
2.938%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	250	251
SunTrust Bank
3.113%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	1,835	1,840
2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/2021	450	449
Svenska Handelsbanken MTN
3.121%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	525	527
3.098%, VAR ICE LIBOR USD 3 Month+0.490%, 09/06/2019	400	401
Synchrony Financial
3.968%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	600	602
Toronto-Dominion Bank MTN
3.031%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	1,600	1,607
1.450%, 08/13/2019	550	549
Toyota Motor Credit MTN
3.041%, VAR ICE LIBOR USD 3 Month+0.440%, 10/18/2019	400	401
UBS MTN
3.333%, VAR ICE LIBOR USD 3 Month+0.640%, 08/14/2019	450	451
2.200%, 06/08/2020 (A)	1,465	1,456
UniCredit MTN
6.572%, 01/14/2022 (A)	350	369
US Bank
3.048%, VAR ICE LIBOR USD 3 Month+0.310%, 02/04/2021	1,250	1,254
Volkswagen Group of America Finance LLC
3.638%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	750	754
Wells Fargo
3.691%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	400	405
Wells Fargo MTN
3.258%, VAR ICE LIBOR USD 3 Month+0.650%, 12/06/2019	650	652

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.600%, 07/22/2020	$1,715	$1,712
Wells Fargo Bank MTN
2.960%, VAR United States Secured Overnight Financing Rate+0.480%, 03/25/2020	720	721

		82,931

Health Care — 3.8%
Amgen
3.147%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	450	451
3.017%, VAR ICE LIBOR USD 3 Month+0.320%, 05/10/2019	300	300
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	425	427
3.232%, VAR ICE LIBOR USD 3 Month+0.630%, 06/25/2021 (A)	775	771
Becton Dickinson
3.476%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	281	281
Cardinal Health
3.381%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	775	773
Cigna
3.265%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021 (A)	375	375
3.200%, 09/17/2020 (A)	1,965	1,972
CVS Health
3.321%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	435	437
3.231%, VAR ICE LIBOR USD 3 Month+0.630%, 03/09/2020	1,620	1,625
Dignity Health
2.637%, 11/01/2019	1,260	1,260
Gilead Sciences
2.883%, VAR ICE LIBOR USD 3 Month+0.250%, 09/20/2019	1,535	1,536
HCA
6.500%, 02/15/2020	500	513
McKesson
3.650%, 11/30/2020	300	304
UnitedHealth Group
2.667%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	500	499

		11,524

Industrials — 2.4%
Air Lease
2.125%, 01/15/2020	300	299
Aviation Capital Group LLC
3.253%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	570	568

4	SEI Daily Income Trust / Quarterly Report / April 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
2.887%, VAR ICE LIBOR USD 3 Month+0.280%, 09/07/2021	$1,600	$1,600
Equifax
3.554%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	765	763
Fortive
1.800%, 06/15/2019	31	31
General Dynamics
2.875%, 05/11/2020	1,555	1,560
Honeywell International
2.863%, VAR ICE LIBOR USD 3 Month+0.280%, 10/30/2019	800	801
John Deere Capital MTN
2.350%, 01/08/2021	445	443
PACCAR Financial
2.957%, 05/10/2021	150	150
PACCAR Financial MTN
1.300%, 05/10/2019	160	160
United Technologies
3.333%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	375	375
2.929%, VAR ICE LIBOR USD 3 Month+0.350%, 11/01/2019	600	601

		7,351

Information Technology — 2.1%

Broadcom
3.125%, 04/15/2021 (A)	2,185	2,184
2.375%, 01/15/2020	800	797
DXC Technology
2.875%, 03/27/2020	400	399
Hewlett Packard Enterprise
3.318%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	375	375
2.100%, 10/04/2019 (A)	800	798
IBM Credit LLC
3.099%, VAR ICE LIBOR USD 3 Month+0.470%, 11/30/2020	1,140	1,147
Juniper Networks
3.300%, 06/15/2020	750	753

		6,453

Materials — 0.5%
Air Liquide Finance
1.375%, 09/27/2019 (A)	400	398
DowDuPont
3.766%, 11/15/2020	455	462
International Flavors & Fragrances
3.400%, 09/25/2020	245	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Syngenta Finance
3.698%, 04/24/2020 (A)	$450	$452

		1,558

Utilities — 1.9%

American Electric Power
2.150%, 11/13/2020	450	446
Consolidated Edison of New York
3.002%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	1,730	1,732
DTE Energy
1.500%, 10/01/2019	435	432
Duke Energy Progress LLC
2.775%, VAR ICE LIBOR USD 3 Month+0.180%, 09/08/2020	540	540
Emera US Finance
2.150%, 06/15/2019	165	165
Sempra Energy
2.847%, VAR ICE LIBOR USD 3 Month+0.250%, 07/15/2019	1,705	1,704
1.625%, 10/07/2019	850	846

		5,865

Total Corporate Obligations (Cost $140,296) ($ Thousands)		140,620

ASSET-BACKED SECURITIES — 31.6%

Automotive — 11.3%

American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (A)	63	63
American Credit Acceptance Receivables Trust, Ser 2018-1, Cl A
2.720%, 03/10/2021 (A)	27	27
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl A
2.920%, 08/12/2021 (A)	154	154
American Credit Acceptance Receivables Trust, Ser 2018-4, Cl A
3.380%, 12/13/2021 (A)	583	585
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/10/2021	15	15
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A2A
2.710%, 07/19/2021	177	177
Americredit Automobile Receivables Trust, Ser 2018-2, Cl A2A
2.860%, 11/18/2021	353	353

SEI Daily Income Trust / Quarterly Report / April 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Americredit Automobile Receivables Trust, Ser 2019-1, Cl A2A
2.930%, 06/20/2022	$630	$631
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	165	164
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	57	57
CarMax Auto Owner Trust, Ser 2019-2, Cl A2A
2.690%, 07/15/2022	380	380
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
3.473%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2028 (A)	184	184
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	173	171
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	214	213
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
2.813%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	568	568
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	265	262
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
2.813%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	1,052	1,052
Chesapeake Funding II LLC, Ser 2018-1A, Cl A1
3.040%, 04/15/2030 (A)	277	278
Chesapeake Funding II LLC, Ser 2018-2A, Cl A2
2.843%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	494	495
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (A)	360	364
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A3
1.640%, 07/15/2021 (A)	221	221
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	58	57
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/2021 (A)	37	37
CPS Auto Receivables Trust, Ser 2018-D, Cl A
3.060%, 01/18/2022 (A)	292	293
CPS Auto Receivables Trust, Ser 2019-A, Cl A
3.180%, 06/15/2022 (A)	361	362

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2019-B, Cl A
2.890%, 05/16/2022 (A)	$300	$300
CPS Auto Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (A)	21	21
CPS Auto Trust, Ser 2018-C, Cl A
2.870%, 09/15/2021 (A)	170	170
Credit Acceptance Auto Loan Trust, Ser 2017-2A, Cl A
2.550%, 02/17/2026 (A)	500	499
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (A)	250	250
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/2023 (A)	540	544
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/2023 (A)	775	779
Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.010%, 11/15/2021	654	654
Drive Auto Receivables Trust, Ser 2018-4, Cl A3
3.040%, 11/15/2021	220	220
Drive Auto Receivables Trust, Ser 2018-4, Cl B
3.360%, 10/17/2022	855	857
Drive Auto Receivables Trust, Ser 2018-5, Cl A2B
2.793%, VAR ICE LIBOR USD 1 Month+0.320%, 07/15/2021	276	276
Drive Auto Receivables Trust, Ser 2019-1, Cl A3
3.180%, 10/17/2022	405	407
Drive Auto Receivables Trust, Ser 2019-2, Cl A2A
2.930%, 03/15/2022	530	530
Drive Auto Receivables Trust, Ser 2019-2, Cl A3
3.040%, 03/15/2023	275	276
DT Auto Owner Trust, Ser 2017-4A, Cl B
2.440%, 01/15/2021 (A)	11	11
DT Auto Owner Trust, Ser 2018-1A, Cl A
2.590%, 05/17/2021 (A)	80	80
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (A)	1,164	1,165
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	665	671
DT Auto Owner Trust, Ser 2019-1A, Cl A
3.080%, 09/15/2022 (A)	316	316

6	SEI Daily Income Trust / Quarterly Report / April 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	$83	$83
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	121	120
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	290	291
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/22/2024 (A)	470	472
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl A
2.210%, 05/17/2021 (A)	26	26
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl A
2.900%, 01/18/2022 (A)	249	249
Exeter Automobile Receivables Trust, Ser 2019-1A, Cl A
3.200%, 04/15/2022 (A)	626	627
Exeter Automobile Receivables Trust, Ser 2019-2A, Cl A
2.930%, 07/15/2022 (A)	520	520
First Investors Auto Owner Trust, Ser 2017-2A, Cl A1
1.860%, 10/15/2021 (A)	23	23
First Investors Auto Owner Trust, Ser 2018-1A, Cl A1
2.840%, 05/16/2022 (A)	104	104
First Investors Auto Owner Trust, Ser 2019-1A, Cl A
2.890%, 03/15/2024 (A)	295	295
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	28	28
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	129	129
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	308	309
Flagship Credit Auto Trust, Ser 2018-4, Cl A
3.410%, 05/15/2023 (A)	478	480
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (A)	442	444
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (A)	695	693
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	450	448
GLS Auto Receivables Issuer Trust, Ser 2019-1A, Cl A
3.370%, 01/17/2023 (A)	253	253

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	$91	$91
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	313	313
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (A)	287	288
GLS Auto Receivables Trust, Ser 2019-2A, Cl A
3.060%, 04/17/2023	570	570
GM Financial Automobile Leasing Trust, Ser 2019-1, Cl A2A
2.910%, 04/20/2021	430	431
Mercedes-Benz Auto Lease Trust, Ser 2019-A, Cl A3
3.100%, 11/15/2021	310	312
Mercedes-Benz Auto Receivables Trust, Ser 2016-1, Cl A4
1.460%, 12/15/2022	1,465	1,448
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	395	394
Nissan Master Owner Trust Receivables, Ser 2017-C, Cl A
2.793%, VAR ICE LIBOR USD 1 Month+0.320%, 10/17/2022	1,225	1,226
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	864	862
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A2
2.970%, 12/15/2021 (A)	597	598
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl C
2.970%, 03/15/2021	140	140
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	450	449
Santander Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.030%, 02/15/2022	220	220
Santander Drive Auto Receivables Trust, Ser 2019-1, Cl A3
3.000%, 12/15/2022	275	276
Santander Retail Auto Lease Trust, Ser 2017-A, Cl A3
2.220%, 01/20/2021 (A)	1,325	1,321
Santander Retail Auto Lease Trust, Ser 2019-A, Cl A2
2.720%, 01/20/2022 (A)	415	415
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	505	507

SEI Daily Income Trust / Quarterly Report / April 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (A)	$144	$145
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/2019 (A)	190	190
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021 (A)	1,157	1,169
Tidewater Auto Receivables Trust, Ser 2018-AA, Cl A2
3.120%, 07/15/2022 (A)	361	361
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	9	9
United Auto Credit Securitization Trust, Ser 2018-1, Cl B
2.760%, 10/13/2020 (A)	161	161
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl A2A
1.800%, 07/15/2020 (A)	10	10
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	211	211
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/2022 (A)	530	531
World Omni Auto Receivables Trust, Ser 2019-A, Cl A2
3.020%, 04/15/2022	645	648
World Omni Select Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	320	325

		34,404

Credit Card — 5.1%
American Express Credit Account Master Trust, Ser 2014-1, Cl A
2.843%, VAR ICE LIBOR USD 1 Month+0.370%, 12/15/2021	1,000	1,000
American Express Credit Account Master Trust, Ser 2017-3, Cl A
1.770%, 11/15/2022	575	571
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/2022	1,555	1,548
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	305	305
Capital One Multi-Asset Execution Trust, Ser 2015-A3, Cl A3
2.873%, VAR ICE LIBOR USD 1 Month+0.400%, 03/15/2023	735	737

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Ser 2016-A3, Cl A3
1.340%, 04/15/2022	$1,700	$1,697
Capital One Multi-Asset Execution Trust, Ser 2016-A6, Cl A6
1.820%, 09/15/2022	1,395	1,389
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	500	499
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022	2,205	2,192
Evergreen Credit Card Trust, Ser 2019-1, Cl A
2.953%, VAR ICE LIBOR USD 1 Month+0.480%, 01/15/2023 (A)	650	652
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	650	648
Golden Credit Card Trust, Ser 2016-5A, Cl A
1.600%, 09/15/2021 (A)	335	334
Golden Credit Card Trust, Ser 2019-1A, Cl A
2.923%, VAR ICE LIBOR USD 1 Month+0.450%, 12/15/2022 (A)	685	686
Master Credit Card Trust, Ser 2019-1A, Cl A
2.967%, VAR ICE LIBOR USD 1 Month+0.480%, 07/21/2022 (A)	350	351
Penarth Master Issuer PLC, Ser 2018-1A, Cl A1
2.860%, VAR ICE LIBOR USD 1 Month+0.380%, 03/18/2022 (A)	825	824
Synchrony Credit Card Master Note Trust, Ser 2015-4, Cl A
2.380%, 09/15/2023	525	523
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl B
1.910%, 09/15/2022	772	769
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
2.963%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/2024 (A)	750	752

		15,477

Miscellaneous Business Services — 15.2%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
3.157%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	91	91
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
3.197%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	74	74
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	441	439

8	SEI Daily Income Trust / Quarterly Report / April 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ALM VI, Ser 2018-6A, Cl A1B3
3.797%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (A)	$600	$597
ALM XVII, Ser 2018-17A, Cl A1AR
3.527%, VAR ICE LIBOR USD 3 Month+0.930%, 01/15/2028 (A)	725	723
Apidos CLO XII, Ser 2018-12A, Cl AR
3.677%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	600	595
Avant Loans Funding Trust, Ser 2019-A, Cl A
3.480%, 07/15/2022 (A)	548	549
Barings BDC Static CLO, Ser 2019-1A, Cl A1
3.544%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (A)	735	735
Barings CLO, Ser 2018-3A, Cl A1
3.542%, VAR ICE LIBOR USD 3 Month+0.950%, 07/20/2029 (A)	372	370
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	367	370
Bayview Opportunity Master Fund Trust IIb, Ser 2018-RN5, Cl A1
3.820%, 04/28/2033 (A)	80	80
Carlyle Global Market Strategies, Ser 2018-1A, Cl A1R2
3.558%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	650	640
Carlyle Global Market Strategies, Ser 2018-2A, Cl A1R
3.362%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (A)	750	748
CIFC Funding, Ser 2017-1A, Cl A1R
3.851%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	485	484
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	1,125	1,124
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	131	130
CNH Equipment Trust, Ser 2017-C, Cl A2
1.840%, 03/15/2021	469	468
Cole Park CLO, Ser 2018-1A, Cl AR
3.642%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (A)	750	749
Colombia Cent CLO 27, Ser 2018-27A, Cl A1
3.730%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	480	479
Credit Suisse Trust, Ser 2018-LD1
3.420%, 07/25/2024	111	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M2
3.407%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	$221	$222
Daimler Trucks Retail Trust, Ser 2019-1, Cl A2
2.770%, 04/15/2021 (A)	280	280
Dell Equipment Finance Trust, Ser 2018-1, Cl A2A
2.970%, 10/22/2020 (A)	312	312
Dell Equipment Finance Trust, Ser 2019-1, Cl A2
2.780%, 08/23/2021 (A)	365	366
DLL LLC, Ser 2018-1, Cl A2
2.810%, 11/17/2020 (A)	463	464
DLL Securitization Trust, Ser 2017-A, Cl A2
1.890%, 07/15/2020 (A)	43	43
Engs Commercial Finance Trust, Ser 2018-1A, Cl A1
2.970%, 02/22/2021	116	116
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl A
3.375%, 09/25/2028 (A)(B)	238	238
Finance of America Structured Securities Trust, Ser 2019-HB1, Cl A
3.279%, 04/25/2029 (A)(B)	350	350
Great American Auto Leasing, Ser 2019-1, Cl A2
2.970%, 06/15/2021 (A)	610	611
GSAMP Trust, Ser 2006-HE1, Cl A2D
2.787%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	148	148
KKR CLO 21, Ser 2018-21, Cl A
3.597%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	465	456
Madison Park Funding XII, Ser 2017-12A, Cl AR
3.852%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	214	215
Magnetite VII, Ser 2018-7A, Cl A1R2
3.397%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	800	788
Magnetite VIII, Ser 2018-8A, Cl AR2
3.577%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	680
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	38	38
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)	94	94
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/2028	128	128
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (A)	307	309

SEI Daily Income Trust / Quarterly Report / April 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029	$1,039	$1,044
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029	515	516
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	408	403
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(B)	202	202
Mill City Mortgage Trust, Ser 2015-1, Cl A2
3.000%, 06/25/2056 (A)(B)	76	75
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(B)	496	495
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A3
2.040%, 02/16/2022 (A)	316	314
MMAF Equipment Finance LLC, Ser 2019-A, Cl A2
2.840%, 01/10/2022 (A)	610	611
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(B)	70	70
Nationstar HECM Loan Trust, Ser 2018-1A, Cl A
2.760%, 02/25/2028 (A)(B)	92	92
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(B)	123	123
Navient Student Loan Trust, Ser 2017-3A, Cl A1
2.777%, VAR ICE LIBOR USD 1 Month+0.300%, 07/26/2066 (A)	124	124
Navient Student Loan Trust, Ser 2018-1A, Cl A2
2.827%, 03/25/2067	590	589
Navient Student Loan Trust, Ser 2019-2A, Cl A1
2.750%, VAR ICE LIBOR USD 1 Month+0.270%, 02/27/2068 (A)	580	580
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (A)	150	150
New Residential Mortgage LLC, Ser 2018-FNT1, Cl A
3.610%, 05/25/2023 (A)	527	532
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054	314	317

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	$561	$572
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A1
3.153%, VAR ICE LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	935	939
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1
3.123%, VAR ICE LIBOR USD 1 Month+0.650%, 02/15/2024 (A)	645	647
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	262	260
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	126	126
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	122	120
NYCTL Trust, Ser 2018-A, Cl A
3.220%, 11/10/2031 (A)	862	861
OCP CLO, Ser 2017-8A, Cl A1R
3.438%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	500	499
Octagon Investment Partners XX, Ser 2017-1A, Cl AR
3.828%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	549	549
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (A)	185	187
OneMain Financial Issuance Trust, Ser 2019-1A, Cl A
3.480%, 02/14/2031 (A)	550	555
OZLM VII, Ser 2018-7RA, Cl A1R
3.598%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	590	585
OZLM XII, Ser 2018-12A, Cl A1R
3.633%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	400	399
PFS Financing, Ser 2016-BA, Cl A
1.870%, 10/15/2021 (A)	374	372
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (A)	10	10
Prosper Marketplace Issuance Trust, Ser 2018-1A, Cl A
3.110%, 06/17/2024 (A)	331	331
PRPM, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(B)	261	261

10	SEI Daily Income Trust / Quarterly Report / April 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Regional Management Issuance, Ser 2018-1, Cl A
3.830%, 07/15/2027 (A)	$290	$289
Shackleton, Ser 2018-6RA, Cl A
3.608%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	500	498
SLC Student Loan Trust, Ser 2005-1, Cl A3
2.784%, VAR ICE LIBOR USD 3 Month+0.100%, 02/15/2025	633	633
SLC Student Loan Trust, Ser 2006-1, Cl A5
2.721%, VAR ICE LIBOR USD 3 Month+0.110%, 03/15/2027	854	852
SLM Student Loan Trust, Ser 2004-3, Cl A5
2.750%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	67	67
SLM Student Loan Trust, Ser 2004-8A, Cl A5
3.080%, VAR ICE LIBOR USD 3 Month+0.500%, 04/25/2024 (A)	76	77
SLM Student Loan Trust, Ser 2005-3, Cl A5
2.670%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	324	323
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.700%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	234	233
SLM Student Loan Trust, Ser 2006-5, Cl A5
2.690%, VAR ICE LIBOR USD 3 Month+0.110%, 01/25/2027	358	358
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.960%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	780	782
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.280%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	367	372
SLM Student Loan Trust, Ser 2008-9, Cl A
4.080%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	378	383
Sofi Consumer Loan Program, Ser 2016-2, Cl A
3.090%, 10/27/2025 (A)	307	307
Sofi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (A)	332	332
Sofi Consumer Loan Program, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)	355	356
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/2026	51	51
Sofi Consumer Loan Program, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (A)	117	117

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sofi Consumer Loan Program, Ser 2018-2, Cl A1
2.930%, 04/26/2027 (A)	$155	$155
Sofi Consumer Loan Program, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (A)	139	139
Sofi Consumer Loan Program, Ser 2019-1, Cl A
3.240%, 02/25/2028 (A)	1,596	1,604
Sofi Consumer Loan Program, Ser 2019-2, Cl A
3.010%, 04/25/2028 (A)	760	760
Sofi Professional Loan Program, Ser 2017-A, Cl A1
3.177%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	114	114
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	784	783
SPS Servicer Advance Receivables Trust, Ser 2016-T2, Cl A
2.750%, 11/15/2049 (A)	620	619
SPS Servicer Advance Receivables Trust, Ser 2018-T1, Cl A
3.620%, 10/17/2050	600	604
Stanwich Mortgage Loan Trust, Ser 2018-NPB1, Cl A1
4.016%, 05/16/2023 (A)	598	599
Symphony CLO XIV, Ser 2017-14A, Cl A1R
3.877%, VAR ICE LIBOR USD 3 Month+1.280%, 07/14/2026 (A)	709	709
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	68	68
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	71	70
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	58	57
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	150	148
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	243	238
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	519	512
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	294	290
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	234	231
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
3.077%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	430	428

SEI Daily Income Trust / Quarterly Report / April 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	$214	$212
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058 (A)(B)	148	146
Treman Park CLO, Ser 2018-1A, Cl ARR
3.662%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	550	550
Tryon Park CLO, Ser 2018-1A, Cl A1SR
3.487%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	360	358
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (A)	164	163
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (A)	192	191
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	190	189
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	330	329
VOLT LXX LLC, Ser 2018-NPL6, Cl A1A
4.115%, 09/25/2048 (A)	318	319
Voya CLO, Ser 2017-3A, Cl A1R
3.300%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	430	428
Z Capital Credit Partners CLO, Ser 2018-1A, Cl A1R
3.551%, VAR ICE LIBOR USD 3 Month+0.950%, 07/16/2027 (A)	600	596

		46,563

Total Asset-Backed Securities (Cost $96,399) ($ Thousands)		96,444

MORTGAGE-BACKED SECURITIES — 14.1%

Agency Mortgage-Backed Obligations — 5.4%
FHLMC
5.000%, 06/01/2026	78	80
4.251%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.006%, 02/01/2030	31	32
4.200%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.948%, 02/01/2022	7	7
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl A1
2.746%, 12/25/2019	41	41
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	198	195
FHLMC Multifamily Structured Pass-Through Certificates, Ser KI03, Cl A
2.745%, VAR LIBOR USD 1 Month+0.250%, 02/25/2023	1,115	1,115

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2010-3745, Cl GP
4.000%, 06/15/2039	$668	$683
FHLMC REMIC, Ser 2013-4206, Cl CA
3.000%, 05/15/2037	861	866
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
4.127%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	80	81
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
6.277%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	553	583
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
5.277%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028	463	472
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M2
4.477%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2028	450	453
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
3.677%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	1,128	1,131
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-SPI2, Cl M1
3.818%, 05/25/2048 (A)(B)	369	369
FNMA
6.000%, 01/01/2027	13	14
5.000%, 03/01/2025 (C)	182	186
5.000%, 04/01/2020 to 03/01/2025	88	89
4.965%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	9	9
4.682%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.197%, 11/01/2023	4	4
4.672%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	3	3
4.563%, VAR ICE LIBOR USD 6 Month+1.767%, 09/01/2024	15	15
4.546%, VAR ICE LIBOR USD 6 Month+1.841%, 09/01/2024	38	39
4.235%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.086%, 05/01/2028	2	2
3.665%, VAR ICE LIBOR USD 6 Month+1.000%, 11/01/2021	3	3
3.000%, 12/01/2030	1,189	1,196
1.900%, 10/01/2019	350	349

12	SEI Daily Income Trust / Quarterly Report / April 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
3.427%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	$7	$7
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
3.627%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	219	220
FNMA Connecticut Avenue Securities, Ser 2018-C06, Cl 1M1
3.027%, VAR ICE LIBOR USD 1 Month+0.550%, 03/25/2031	438	437
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	9	9
FNMA REMIC, Ser 2001-33, Cl FA
2.927%, VAR LIBOR USD 1 Month+0.450%, 07/25/2031	10	10
FNMA REMIC, Ser 2002-64, Cl FG
2.730%, VAR LIBOR USD 1 Month+0.250%, 10/18/2032	6	6
FNMA REMIC, Ser 2011-113, Cl AD
2.000%, 11/25/2026	285	280
FNMA REMIC, Ser 2011-24, Cl PC
4.000%, 10/25/2039	449	454
FNMA REMIC, Ser 2011-38, Cl BA
4.000%, 02/25/2035	826	827
FNMA REMIC, Ser 2012-63, Cl FE
2.877%, VAR LIBOR USD 1 Month+0.400%, 06/25/2038	402	403
FNMA, Ser 2017-M13, Cl FA
2.882%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	303	303
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.493%, 01/25/2046 (A)(B)	920	939
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.465%, 05/25/2045 (A)(B)	120	120
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.465%, 05/25/2045 (A)(B)	840	839
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.085%, 10/25/2047 (A)(B)	210	209
FREMF Multifamily Aggregation Risk Transfer Trust, Ser 2017-KT01, Cl A
2.801%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	350	350
GNMA, Ser 2010-81, Cl PM
3.750%, 04/20/2039	564	569
GNMA, Ser 2012-31, Cl KA
1.500%, 12/20/2038	842	839
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
2.929%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	1,142	1,144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
2.929%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	$152	$152
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
2.879%, VAR ICE LIBOR USD 1 Month+0.400%, 02/06/2020	43	43
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
2.872%, VAR ICE LIBOR USD 1 Month+0.400%, 03/11/2020	91	91

		16,268

Non-Agency Mortgage-Backed Obligations — 8.7%
Angel Oak Mortgage Trust I LLC, Ser 2019-2,Cl A1
3.628%, 03/25/2049 (A)(B)	312	314
Angel Oak Mortgage Trust LLC, Ser 2017-1,Cl A1
2.810%, 01/25/2047 (A)(B)	27	27
Angel Oak Mortgage Trust LLC, Ser 2017-2,Cl A1
2.478%, 07/25/2047 (A)(B)	152	151
Angel Oak Mortgage Trust LLC, Ser 2017-3,Cl A1
2.708%, 11/25/2047 (A)(B)	108	108
Angel Oak Mortgage Trust LLC, Ser 2018-3,Cl A1
3.649%, 09/25/2048 (A)(B)	313	315
Angel Oak Mortgage Trust LLC, Ser 2019-1,Cl A1
3.920%, 11/25/2048 (A)(B)	702	709
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, Cl A
3.323%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (A)	750	749
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
4.241%, 07/25/2035 (B)	87	85
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
4.500%, 11/25/2035 (B)	10	10
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
3.323%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	800	799
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
4.467%, 06/25/2035 (B)	45	46
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
5.065%, 08/25/2035 (B)	94	94
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (A)	198	200

SEI Daily Income Trust / Quarterly Report / April 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A
3.223%, VAR LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	$278	$278
BX Trust, Ser 2018-MCSF, Cl A
3.049%, VAR LIBOR USD 1 Month+0.577%, 04/15/2035 (A)	470	463
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
3.263%, VAR LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	450	450
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	522	518
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
3.393%, VAR LIBOR USD 1 Month+0.920%, 12/15/2036 (A)	775	776
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.469%, 09/25/2034 (B)	15	15
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
4.814%, 03/25/2036 (B)	78	74
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058 (A)(B)	323	327
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	121	121
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	43	43
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (B)	101	100
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	134	134
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1
3.470%, 07/27/2048 (A)(B)	374	376
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(B)	98	99
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(B)	470	475
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(B)	239	241
COMM Mortgage Trust, Ser 2014-CR17, Cl A2
3.012%, 05/10/2047	107	107
COMM Mortgage Trust, Ser 2014-LC17, Cl A2
3.164%, 10/10/2047	381	381
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	137	137
COMM Mortgage Trust, Ser 2015-CR23, Cl A2
2.852%, 05/10/2048	1,068	1,067

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loans, Ser 2004-29, Cl 1A1
3.017%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	$13	$13
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
4.260%, 02/20/2036 (B)	71	65
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	43	43
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	107	106
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	120	119
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	144	144
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/2058 (A)(B)	383	385
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(B)	549	554
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
3.203%, VAR ICE LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	635	622
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	327	331
GMAC Mortgage Loan Trust, Ser 2005-AR6,Cl 2A1
4.100%, 11/19/2035 (B)	104	100
GS Mortgage Securities II, Ser 2015-GC30, Cl A2
2.726%, 05/10/2050	275	274
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043	99	100
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A2
2.898%, 02/10/2048	210	210
GS Mortgage Securities Trust, Ser 2017-500K, Cl A
3.173%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	415	414
GS Mortgage Securities Trust, Ser 2018-FBLU, Cl B
3.673%, VAR LIBOR USD 1 Month+1.200%, 11/15/2035 (A)	1,280	1,275

14	SEI Daily Income Trust / Quarterly Report / April 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
4.369%, 07/25/2035 (B)	$120	$104
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
4.277%, 05/25/2037 (B)	111	96
Hospitality Mortgage Trust, Ser 2017-HIT, Cl A
3.324%, VAR LIBOR USD 1 Month+0.850%, 05/08/2030 (A)	925	924
Impac CMB Trust, Ser 2004-9, Cl 1A1
3.237%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	38	38
Impac CMB Trust, Ser 2005-2, Cl 1A1
2.997%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	41	40
Impac CMB Trust, Ser 2005-3, Cl A1
2.957%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	38	37
Impac CMB Trust, Ser 2005-5, Cl A1
3.117%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	31	30
Impac CMB Trust, Ser 2005-8, Cl 1A
2.997%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	99	96
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	185	184
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A2
3.181%, 09/15/2047	119	119
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A2
2.949%, 11/15/2047	528	528
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	600	600
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A2
2.921%, 05/15/2048	1,446	1,447
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
4.319%, 08/25/2035 (B)	47	45
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.318%, 05/25/2037 (B)	74	66
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
3.236%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	378	377
Lanark Master Issuer PLC, Ser 2019-1A, Cl 1A1
3.467%, VAR ICE LIBOR USD 3 Month+0.770%, 12/22/2069 (A)	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Securities Investment, Ser 2017-8, Cl A
4.152%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	$140	$140
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
4.180%, 06/25/2037 (B)	98	80
Merrill Lynch Mortgage Investors Trust, Ser 2005-A3, Cl A1
2.747%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	15	15
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	182	181
MFRA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	120	119
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A3
3.669%, 02/15/2047	632	640
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A2
2.849%, 06/15/2047	367	366
Morgan Stanley Capital I Trust, Ser 2012-STAR, Cl A1
2.084%, 08/05/2034 (A)	94	93
MortgageIT Trust, Ser 2005-5, Cl A1
2.997%, VAR ICE LIBOR USD 1 Month+0.520%, 12/25/2035	114	113
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	197	195
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
3.373%, VAR LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	520	521
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	260	267
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057 (A)(B)	280	284
OBX Trust, Ser 2018-1, Cl A2
3.127%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	68	68
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(B)	454	461
Paragon Mortgages No. 12, Ser 2006-12A, Cl A2C
2.904%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	84	79
Paragon Mortgages No. 15, Ser 2007-15A, Cl A2C
2.831%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	196	185

SEI Daily Income Trust / Quarterly Report / April 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
RFMSI Trust, Ser 2007-SA3, Cl 2A1
5.100%, 07/27/2037 (B)	$92	$82
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
3.027%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	11	11
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/2047 (A)(B)	231	234
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	386	397
SG Residential Mortgage Trust, Ser 2018-1, ClA1
3.425%, 04/27/2048 (A)(B)	359	360
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	126	126
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(B)	432	436
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.261%, 03/25/2036 (B)	140	137
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A2
2.855%, 05/15/2048	295	295
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 03/15/2020	1,030	1,030
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
4.948%, 01/25/2035 (B)	35	36
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
4.756%, 07/25/2036 (B)	74	75
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	15	15
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl A2
2.862%, 03/15/2047	26	26

		26,542

Total Mortgage-Backed Securities (Cost $42,888) ($ Thousands)		42,810

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Notes
2.515%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	800	800
1.500%, 10/31/2019	3,545	3,528
1.500%, 11/30/2019 (C)	2,250	2,237
1.250%, 08/31/2019	1,000	996

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.125%, 12/31/2019	$4,000	$3,965

Total U.S. Treasury Obligations (Cost $11,531) ($ Thousands)		11,526

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
FHLMC
2.700%, 09/27/2021	1,150	1,150
2.600%, 04/01/2021	2,400	2,400
FHLMC MTN
1.500%, 01/17/2020	1,250	1,242
FNMA
2.640%, VAR United States Secured Overnight Financing Rate+0.160%, 01/30/2020	775	776
2.550%, VAR United States Secured Overnight Financing Rate+0.070%, 10/30/2019	775	775

Total U.S. Government Agency Obligations (Cost $6,341) ($ Thousands)		6,343

MUNICIPAL BONDS — 0.8%
California — 0.3%
California State, GO Callable 10/01/2021 @ 100
3.274%, 04/01/2047 (D)	775	778

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	400	400

New Jersey — 0.2%
Monmouth County, Improvement Authority, RB
2.500%, 11/14/2019	715	713

Pennsylvania — 0.1%
Pennsylvania State, Turnpike Commission, RB
1.760%, 12/01/2019	370	367

16	SEI Daily Income Trust / Quarterly Report / April 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Utah – 0.1%
Utah State, Board of Regents, Ser 2016-1, Cl A, RB
3.227%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	$285	$285

Total Municipal Bonds (Cost $2,544) ($ Thousands)		2,543

SOVEREIGN DEBT – 0.4%
Province of Ontario Canada
2.550%, 02/12/2021	1,200	1,201

Total Sovereign Debt (Cost $1,196) ($ Thousands)		1,201

REPURCHASE AGREEMENT – 0.7%
BNP Paribas
2.720%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $2,200,166 (collateralized by U.S. Government obligations, ranging in par value $100 - $822,200, 0.000% - 4.500%, 08/15/2019 - 11/01/2048; total market value $2,244,004) (E)	2,200	2,200

Total Repurchase Agreement (Cost $2,200) ($ Thousands)		2,200

Total Investments in Securities – 99.6% (Cost $303,395) ($ Thousands)		$303,687

A list of the open futures contracts held by the fund at April 30, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Notes	(15)	Jun-2019	$(1,837)	$(1,855)	$(18)

U.S. 2-Year Treasury Notes	24	Jul-2019	5,095	5,112	17

U.S. 5-Year Treasury Notes	(1)	Jul-2019	(115)	(116)	(1)

U.S. Long Treasury Bond	(1)	Jun-2019	(145)	(147)	(2)

			$2,998	$2,994	$(4)

Percentages are based on Net Assets of $305,021 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2019, the value of these securities amounted to $117,328 ($ Thousands), representing 38.5% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(E)	Tri-Party Repurchase Agreement.

SEI Daily Income Trust / Quarterly Report / April 30, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Ultra Short Duration Bond Fund (Continued)

Cl — Class

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GMAC — General Motors Acceptance Corporation

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$140,620	$–	$140,620
Asset-Backed Securities	–	96,444	–	96,444
Mortgage-Backed Securities	–	42,810	–	42,810
U.S. Treasury Obligations	–	11,526	–	11,526
U.S. Government Agency Obligations	–	6,343	–	6,343
Municipal Bonds	–	2,543	–	2,543
Sovereign Debt	–	1,201	–	1,201
Repurchase Agreement	–	2,200	–	2,200

Total Investments in Securities	$–	$303,687	$–	$303,687

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$17	$—	$—	$17
Unrealized Depreciation	(21)	—	—	(21)

Total Other Financial Instruments	$(4)	$—	$—	$(4)

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

18	SEI Daily Income Trust / Quarterly Report / April 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 97.3%

Agency Mortgage-Backed Obligations — 97.3%
FHLMC
3.650%, 04/01/2030	$318	$333
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	75	6
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	129	10
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	204	11
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	186	9
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	603	68
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	189	16
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	100	7
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	87	6
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	121	9
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	196	20
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	253	54
FHLMC REMIC, Ser 2017-4654, Cl KY
3.000%, 02/15/2047	650	625
FHLMC REMIC, Ser 2017-4656, Cl KB
3.000%, 02/15/2047	275	266
FHLMC TBA
5.500%, 05/01/2040	373	405
FNMA
8.000%, 03/01/2027 to 07/01/2028	22	23
7.000%, 08/01/2029 to 09/01/2032	48	50
6.500%, 09/01/2032	51	56
3.660%, 07/01/2030	125	130
3.590%, 09/01/2030	210	217
3.460%, 09/01/2037	425	430
3.260%, 06/01/2027	184	188
3.230%, 02/01/2027	145	149
2.970%, 06/01/2027	193	195
2.960%, 01/01/2028	190	189
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	214	18
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/2020	1	1
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/2022	5	5
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	127	11
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	128	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	$278	$48
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.687%, 04/25/2055 (A)	296	16
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	149	12
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	122	26
FNMA REMIC, Ser 2017-42, Cl HL
3.000%, 06/25/2047	875	844
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	617	634
FNMA REMIC, Ser 2018-45, Cl AB
3.000%, 06/25/2048	236	235
FNMA TBA
3.500%, 05/15/2045	2,400	2,422
GNMA
9.500%, 09/15/2020	3	3
9.000%, 10/15/2019 to 05/15/2022	13	13
8.000%, 01/15/2022 to 03/15/2032	135	145
7.750%, 10/15/2026	19	20
7.500%, 02/15/2027 to 10/15/2035	135	151
7.250%, 01/15/2028	16	17
7.000%, 11/15/2031 to 11/15/2033	1,183	1,330
6.750%, 11/15/2027	8	8
6.500%, 10/15/2023 to 10/15/2038	373	427
6.000%, 12/15/2027 to 12/15/2040	885	971
5.500%, 01/15/2033 to 02/15/2041	840	922
5.000%, 06/15/2033 to 02/20/2049	2,432	2,573
4.500%, 08/15/2033 to 01/20/2046	3,181	3,344
4.000%, 01/15/2041 (B)	752	780
4.000%, 03/20/2040 to 03/20/2048	6,028	6,253
3.875%, 05/15/2042	1,025	1,057
3.500%, 03/20/2041 to 10/20/2048	10,177	10,354
3.000%, 10/15/2042 to 05/20/2046	5,664	5,659
2.500%, 07/20/2045 to 12/20/2046	1,828	1,781
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/2032	193	193
GNMA TBA
5.500%, 04/30/2035	44	72
5.000%, 05/01/2033 to 04/01/2038	152	194
4.500%, 05/01/2040	1,005	1,042
4.000%, 05/15/2045	2,525	2,600
3.500%, 05/15/2045	3,833	3,907
3.000%, 05/01/2043	2,066	2,061
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	402	93
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	333	78
GNMA, Ser 2011-131, Cl PZ
3.500%, 12/20/2040	205	209

SEI Daily Income Trust / Quarterly Report / April 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	$197	$187
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	517	91
GNMA, Ser 2012-140, Cl LD
1.750%, 10/20/2042	659	629
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	139	14
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	262	22
GNMA, Ser 2012-84, Cl QN
2.500%, 07/16/2042	575	518
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	629	628
GNMA, Ser 2013-187, Cl PE
2.000%, 09/20/2043	232	226
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	86	13
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	107	23
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043	170	171
GNMA, Ser 2014-115, Cl KZ
3.000%, 08/20/2044	200	197
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	15	15
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	803	74
GNMA, Ser 2014-133, Cl EP
3.500%, 09/20/2044	251	249
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	263	23
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	1,207	109
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	634	93
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	655	137
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	672	108
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	656	65
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	210	22
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	328	55
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	203	48
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	53	52
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	497	89

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-123, Cl LM
3.000%, 09/20/2046	$375	$357
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	171	14
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	777	774
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	315	62
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	539	121
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	639	619
GNMA, Ser 2016-19, Cl AC
3.000%, 02/20/2046	152	148
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	357	38
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	275	62
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	752	71
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	374	64
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	268	59
GNMA, Ser 2017-176, Cl CM
2.500%, 11/20/2047	141	118
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	103	90
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	96	21
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	335	74
GNMA, Ser 2017-78, Cl AZ
3.000%, 05/20/2047	210	189
GNMA, Ser 2017-99, Cl IO, IO
4.000%, 07/20/2047	533	91
GNMA, Ser 2018-13, Cl DB
3.000%, 01/20/2048	505	511
GNMA, Ser 2018-77, Cl JY
3.500%, 06/20/2048	246	246

Total Mortgage-Backed Securities (Cost $61,304) ($ Thousands)		61,598

2	SEI Daily Income Trust / Quarterly Report / April 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Inflation Indexed Bonds
0.750%, 07/15/2028	$331	$338

Total U.S. Treasury Obligation (Cost $321) ($ Thousands)		338

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 4.6%
Deutsche Bank
2.720%, dated 04/30/2019, to be repurchased on 05/01/2019, repurchase price $2,900,219 (collateralized by U.S. Treasury obligation, par value $2,873,600, 2.750%, 06/30/2025; total market value $2,958,044) (C)	$2,900	$2,900

Total Repurchase Agreement (Cost $2,900) ($ Thousands)		2,900

Total Investments in Securities — 102.4% (Cost $64,525) ($ Thousands)		$64,836

A list of the open futures contracts held by the fund at April 30, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Notes	(48)	Jun-2019	$(5,904)	$(5,936)	$(32)

U.S. 2-Year Treasury Notes	2	Jul-2019	426	426	–

U.S. 5-Year Treasury Notes	29	Jul-2019	3,347	3,353	6

Ultra 10-Year U.S. Treasury Note	(12)	Jun-2019	(1,573)	(1,581)	(8)

			$(3,704)	$(3,738)	$(34)

Percentages are based on Net Assets of $63,341 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC —	Federal Home Loan Mortgage Corporation

FNMA —	Federal National Mortgage Association

GNMA —	Government National Mortgage Association

IO —	Interest Only — face amount represents notional amount.

REMIC —	Real Estate Mortgage Investment Conduit

Ser —	Series

TBA —	To Be Announced

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$61,598	$–	$61,598
U.S. Treasury Obligation	–	338	–	338
Repurchase Agreement	–	2,900	–	2,900

Total Investments in Securities	$–	$64,836	$–	$64,836

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$6	$—	$—	$6
Unrealized Depreciation	(40)	—	—	(40)

Total Other Financial Instruments	$(34)	$—	$—	$(34)

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / April 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Short Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 66.7%

Agency Mortgage-Backed Obligations — 66.7%
FHLMC
4.909%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.364%, 06/01/2024	$6	$6
4.845%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.196%, 05/01/2024	6	6
4.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.125%, 11/01/2020	1	1
4.586%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.142%, 12/01/2023	21	22
4.534%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.177%, 12/01/2023	321	332
4.500%, 09/01/2020 to 12/01/2039	5,329	5,585
4.499%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.256%, 04/01/2029	11	11
4.458%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.256%, 07/01/2024	6	6
4.269%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.214%, 06/01/2024	9	9
3.000%, 11/01/2036	7,700	7,700
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF35, Cl A
2.845%, VAR LIBOR USD 1 Month+0.350%, 08/25/2024	7,154	7,135
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
2.985%, VAR LIBOR USD 1 Month+0.490%, 02/25/2026	8,674	8,674
FHLMC Multifamily Structured Pass-Through Certificates, Ser KGRP, Cl A
2.875%, VAR LIBOR USD 1 Month+0.380%, 04/25/2020	265	265
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	296	347
FHLMC REMIC, Ser 2003-2571, Cl FY
3.223%, VAR LIBOR USD 1 Month+0.750%, 12/15/2032	4,253	4,327
FHLMC REMIC, Ser 2006-3148, Cl CF
2.873%, VAR LIBOR USD 1 Month+0.400%, 02/15/2034	189	190
FHLMC REMIC, Ser 2006-3174, Cl FA
2.773%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	2,807	2,794

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2006-3219, Cl EF
2.873%, VAR LIBOR USD 1 Month+0.400%, 04/15/2032	$3,029	$3,025
FHLMC REMIC, Ser 2007-3339, Cl HF
2.993%, VAR LIBOR USD 1 Month+0.520%, 07/15/2037	3,382	3,403
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	1,616	1,701
FHLMC REMIC, Ser 2011-3788, Cl FA
3.003%, VAR LIBOR USD 1 Month+0.530%, 01/15/2041	5,317	5,339
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	87	87
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	549	47
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	921	71
FHLMC REMIC, Ser 2012-4030, Cl FD
2.823%, VAR LIBOR USD 1 Month+0.350%, 02/15/2041	10,055	10,069
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	1,493	79
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	1,395	67
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	1,357	87
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	1,543	129
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	901	104
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	721	48
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	589	42
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	1,673	135
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	978	72
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	838	73
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	3,448	3,464
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	3,051	298
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	10,445	10,361
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	1,944	200
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	1,338	245
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	1,597	1,614

SEI Daily Income Trust / Quarterly Report / April 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 3153, Cl FX
2.823%, VAR LIBOR USD 1 Month+0.350%, 05/15/2036	$129	$129
FHLMC TBA
4.000%, 05/15/2041	400	411
3.000%, 05/15/2043	158	162
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	2,963	259
FNMA
7.000%, 06/01/2037	5	6
6.500%, 05/01/2026 to 01/01/2036	150	166
6.000%, 02/01/2023 to 09/01/2024	983	1,019
5.500%, 12/01/2020 to 06/01/2038	325	354
5.300%, 07/01/2019	54	54
4.580%, 01/01/2021	1,424	1,442
4.546%, VAR ICE LIBOR USD 6 Month+1.841%, 09/01/2024	182	187
4.545%, 02/01/2020	209	211
4.500%, 08/01/2031 to 09/01/2043	2,196	2,321
4.484%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.248%, 08/01/2029	127	132
4.380%, 04/01/2021	1,825	1,885
4.330%, 04/01/2021 to 07/01/2021	3,700	3,827
4.302%, 07/01/2021	349	362
4.295%, 06/01/2021	3,469	3,583
4.249%, VAR ICE LIBOR USD 6 Month+1.598%, 08/01/2027	64	65
4.235%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.086%, 05/01/2028	8	9
4.230%, 01/01/2021	4,381	4,496
4.210%, 07/01/2020	647	658
4.066%, 07/01/2020	2,448	2,486
4.050%, 01/01/2021	1,000	1,024
4.040%, 06/01/2021	10,838	11,161
4.000%, 05/01/2026 to 04/01/2042	2,206	2,276
3.990%, 07/01/2021	120	123
3.980%, 07/01/2021 to 08/01/2021	8,846	9,108
3.970%, 06/01/2021	1,872	1,925
3.931%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.883%, 12/01/2029	54	55
3.890%, 10/01/2023	838	882
3.850%, 01/01/2024	556	584
3.840%, 08/01/2021	6,462	6,595
3.810%, 11/01/2023	92	97
3.794%, 12/01/2020	5,132	5,201
3.770%, 09/01/2021	100	102
3.765%, 12/01/2025	7,760	8,204
3.750%, 06/01/2022 to 09/01/2023	3,182	3,321
3.730%, 07/01/2022	2,168	2,223

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.700%, 11/01/2020	$798	$811
3.650%, 11/01/2021 to 08/01/2023	3,418	3,513
3.620%, 09/01/2020	6,628	6,710
3.590%, 10/01/2020	177	178
3.510%, 11/01/2021	1,040	1,065
3.500%, 02/01/2045	2,652	2,687
3.490%, 12/01/2020	6,105	6,183
3.400%, 03/01/2022	3,490	3,563
3.330%, 10/01/2020	1,703	1,719
3.265%, 01/01/2022	836	854
3.250%, 12/01/2021	1,218	1,240
3.230%, 11/01/2020	3,032	3,058
3.150%, 01/01/2027	1,490	1,512
3.070%, 06/01/2027	970	978
3.017%, 04/01/2022	264	268
3.000%, 09/01/2027 to 02/01/2031	443	446
2.960%, 01/01/2027	1,251	1,263
2.940%, 06/01/2022	677	686
2.930%, 05/01/2022 to 01/01/2027	6,262	6,313
2.853%, VAR LIBOR USD 1 Month+0.350%, 01/01/2023	1,450	1,449
2.830%, 06/01/2022	173	174
2.740%, 04/01/2022	157	158
2.580%, 08/01/2022	2,174	2,180
2.540%, 03/01/2023	621	623
2.450%, 11/01/2022	400	400
2.410%, 07/01/2021	139	138
2.360%, 04/01/2022	4,600	4,564
2.230%, 11/01/2023	4,486	4,414
2.220%, 10/01/2022	2,149	2,129
2.150%, 05/01/2022	4,574	4,511
2.110%, 01/01/2020	3,658	3,647
2.050%, 11/01/2023	1,264	1,235
1.970%, 11/01/2023	12,632	12,295
1.750%, 06/01/2020	7,094	7,019
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	2,204	2,085
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	1,648	141
FNMA REMIC, Ser 1992-61, Cl FA
3.127%, VAR LIBOR USD 1 Month+0.650%, 10/25/2022	17	17
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	8	8
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	4	5
FNMA REMIC, Ser 1994-77, Cl FB
3.977%, VAR LIBOR USD 1 Month+1.500%, 04/25/2024	2	2
FNMA REMIC, Ser 2002-53, Cl FK
2.877%, VAR LIBOR USD 1 Month+0.400%, 04/25/2032	47	47

2	SEI Daily Income Trust / Quarterly Report / April 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	$25	$25
FNMA REMIC, Ser 2006-76, Cl QF
2.877%, VAR LIBOR USD 1 Month+0.400%, 08/25/2036	432	433
FNMA REMIC, Ser 2006-79, Cl DF
2.827%, VAR LIBOR USD 1 Month+0.350%, 08/25/2036	340	340
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	457	497
FNMA REMIC, Ser 2007-64, Cl FB
2.847%, VAR LIBOR USD 1 Month+0.370%, 07/25/2037	2,294	2,297
FNMA REMIC, Ser 2008-16, Cl FA
3.177%, VAR LIBOR USD 1 Month+0.700%, 03/25/2038	1,870	1,897
FNMA REMIC, Ser 2009-110, Cl FD
3.227%, VAR LIBOR USD 1 Month+0.750%, 01/25/2040	6,183	6,281
FNMA REMIC, Ser 2009-112, Cl FM
3.227%, VAR LIBOR USD 1 Month+0.750%, 01/25/2040	3,818	3,878
FNMA REMIC, Ser 2009-82, Cl FD
3.327%, VAR LIBOR USD 1 Month+0.850%, 10/25/2039	5,117	5,211
FNMA REMIC, Ser 2009-82, Cl FC
3.397%, VAR LIBOR USD 1 Month+0.920%, 10/25/2039	5,274	5,390
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	1,574	1,654
FNMA REMIC, Ser 2010-56, Cl AF
3.036%, VAR LIBOR USD 1 Month+0.550%, 06/25/2040	4,403	4,435
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	1,688	156
FNMA REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	502	46
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	5,603	476
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.466%, 05/25/2042 (A)	361	36
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	1,036	93
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	2,372	152
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	913	70
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	2,626	182
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	2,846	495

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2013-121, Cl FA
2.877%, VAR LIBOR USD 1 Month+0.400%, 12/25/2043	$28,751	$28,749
FNMA REMIC, Ser 2013-130, Cl FQ
2.677%, VAR LIBOR USD 1 Month+0.200%, 06/25/2041	5,386	5,358
FNMA REMIC, Ser 2013-41, Cl A
1.750%, 05/25/2040	7,833	7,557
FNMA REMIC, Ser 2014-50, Cl SC, IO
1.717%, 08/25/2044 (A)	3,717	196
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.687%, 04/25/2055 (A)	2,373	125
FNMA REMIC, Ser 2015-42, Cl AI, IO
1.742%, 06/25/2055 (A)	2,926	157
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	2,394	2,416
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	528	56
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	1,068	155
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	1,160	93
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	976	211
FNMA REMIC, Ser 2017-68, Cl BI, IO
6.000%, 09/25/2047	2,002	472
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	6,062	6,226
FNMA REMIC, Ser 2018-38, Cl PC
3.500%, 03/25/2045	6,302	6,431
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	6,477	6,605
FNMA REMIC, Ser 2018-70, Cl HA
3.500%, 10/25/2056	4,762	4,876
FNMA TBA
6.000%, 05/01/2032	2,200	2,381
4.500%, 05/15/2045	224	372
4.000%, 05/01/2039	9,850	10,108
3.500%, 05/15/2045	2,650	2,674
3.000%, 05/25/2026	6	7
FNMA, Ser 2017-M13, Cl FA
2.882%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	2,395	2,397
FNMA, Ser 2017-M5, Cl FA
2.972%, VAR LIBOR USD 1 Month+0.490%, 04/25/2024	1,812	1,806
FNMA, Ser 2018- M12, Cl FA
2.882%, VAR LIBOR USD 1 Month+0.400%, 08/25/2025	2,044	2,045
FNMA, Ser 2018-M5, Cl A2
3.560%, 09/25/2021 (A)	6,773	6,865

SEI Daily Income Trust / Quarterly Report / April 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2019-28, Cl JA
4.500%, 06/25/2059	$5,751	$5,870
FREMF Multifamily Aggregation Risk Transfer Trust, Ser 2017-KT01, Cl A
2.801%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	11,090	11,083
GNMA
6.500%, 08/15/2037 to 02/20/2039	256	282
6.000%, 09/15/2019 to 06/15/2041	5,262	5,814
5.500%, 10/15/2034 to 02/15/2041	2,044	2,249
5.000%, 09/15/2039 to 04/15/2041	1,317	1,412
4.000%, 07/15/2041 to 08/15/2041	134	139
GNMA TBA
6.000%, 04/30/2035	1,600	1,726
3.500%, 05/15/2045	10,615	10,790
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	3,307	762
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	1,316	307
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	2,676	2,698
GNMA, Ser 2011-131, Cl PC
3.500%, 12/20/2040	1,001	1,010
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	4,145	730
GNMA, Ser 2012-27, IO
4.500%, 02/25/2042	5,263	629
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	1,067	105
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	3,803	3,651
GNMA, Ser 2013-129, Cl AF
2.881%, VAR LIBOR USD 1 Month+0.400%, 10/20/2039	7,637	7,641
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	713	110
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	793	171
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	1,190	109
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	333	73
GNMA, Ser 2014-46, Cl IO, IO
5.000%, 03/16/2044	1,415	279
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	3,577	3,561
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	503	42
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	344	30
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	2,570	634

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	$2,482	$364
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	317	51
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	1,620	172
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	6,953	6,767
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	1,384	330
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	508	495
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	1,173	94
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	2,815	630
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	2,808	300
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	2,117	476
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	3,392	679
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	5,065	478
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	2,775	471
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	596	132
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	771	169
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	2,428	538
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	1,474	318
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	2,620	618
GNMA, Ser 2017-99, Cl IO, IO
4.000%, 07/20/2047	4,254	727
GNMA, Ser 2018-38, Cl AB
3.500%, 01/20/2048	7,378	7,582
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	3,203	649

Total Mortgage-Backed Securities (Cost $462,194) ($ Thousands)		461,892

U.S. TREASURY OBLIGATIONS — 15.3%
U.S. Treasury Inflation Indexed Bonds
0.750%, 07/15/2028	19,277	19,681
U.S. Treasury Notes
2.000%, 10/31/2021	9,600	9,542

4	SEI Daily Income Trust / Quarterly Report / April 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.625%, 07/31/2020 (B)	$30,005	$29,735
1.500%, 07/15/2020	47,246	46,766

Total U.S. Treasury Obligations (Cost $105,474) ($ Thousands)		105,724

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.6%
FHLMC
1.375%, 05/01/2020	48,663	48,152
FNMA
1.500%, 07/30/2020	32,700	32,354

Total U.S. Government Agency Obligations (Cost $81,269) ($ Thousands)		80,506

REPURCHASE AGREEMENTS — 5.2%
BNP Paribas
2.720%, dated 04/30/2019, to be repurchased on 05/01/2019, repurchase price $21,301,609 (collateralized by U.S. Government and Treasury obligations, ranging in par value $1,000 – $11,701,133, 0.000% - 4.500%, 08/22/2019 – 11/01/2048; with total market value $21,726,023) (C)	21,300	21,300
Deutsche Bank
2.720%, dated 04/30/2019, to be repurchased on 05/01/2019, repurchase price $15,101,141 (collateralized by U.S. Government obligation, par value $15,395,000, 0.000%, 03/12/2020; with total market value $15,405,369) (C)	15,100	15,100

Total Repurchase Agreements (Cost $36,400) ($ Thousands)		36,400

Total Investments in Securities — 98.8% (Cost $685,337) ($ Thousands)		$684,522

A list of the open futures contracts held by the fund at April 30, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Notes	(964)	Jun-2019	$(118,255)	$(119,219)	$(964)

U.S. 2-Year Treasury Notes	1,317	Jul-2019	279,828	280,531	703

U.S. 5-Year Treasury Notes	1,018	Jul-2019	117,052	117,722	670

U.S. Long Treasury Bond	22	Jun-2019	3,198	3,244	46

Ultra 10-Year U.S. Treasury Notes	(144)	Jun-2019	(18,860)	(18,977)	(117)

			$262,963	$263,301	$338

SEI Daily Income Trust / Quarterly Report / April 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2019

Short Duration Government Fund (Continued)

Percentages are based on Net Assets of $692,724 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$461,892	$–	$461,892
U.S. Treasury Obligations	–	105,724	–	105,724
U.S. Government Agency Obligations	–	80,506	–	80,506
Repurchase Agreements	–	36,400	–	36,400

Total Investments in Securities	$–	$684,522	$–	$684,522

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,419	$—	$—	$1,419
Unrealized Depreciation	(1,081)	—	—	(1,081)

Total Other Financial Instruments	$338	$—	$—	$338

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Daily Income Trust / Quarterly Report / April 30, 2019